Income Taxes - Schedule of Major Components of Deferred Income Tax (Recovery) Expense from Continuing Operations (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Taxes [Abstract]
Origination and reversal of timing differences	$ (45.2)	$ (49.7)
Unrecognized tax losses and temporary differences	2.8	0.3
Change of tax rates	0.0	4.2
Recovery arising from previously unrecognized tax assets	0.0	(5.2)
Deferred income tax recovery	$ (42.4)	$ (50.4)	[1]

[1]	Revised for change in accounting policy (see Note 6.c)